Condensed Statements of Operations (Parentheticals) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or Loss [Abstract]
Diluted Net Income Per Share (in Dollars per share)	€ (0.04)	€ 0.02	€ 0.01
Weighted Average Number of Common Shares Outstanding - Diluted (in Shares)	51,469,262	50,085,700	50,085,700